INTANGIBLE ASSETS, NET (Details) ₫ in Millions	12 Months Ended
	Dec. 31, 2024 VND (₫)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 VND (₫)		Dec. 31, 2022 VND (₫)		Dec. 31, 2024 USD ($)
INTANGIBLE ASSETS, NET
Cost	₫ 6,140,875		₫ 5,941,591
Accumulated amortization	(4,976,240)		(4,595,267)
Net carrying value	1,164,635		1,346,324	[1]			$ 47,858,434
Amortization of intangible assets	382,891	$ 15,734,169	474,007	[1]	₫ 2,345,144	[1]
License
INTANGIBLE ASSETS, NET
Cost	3,690,720		3,690,720
Accumulated amortization	(3,690,720)		(3,690,720)
Software
INTANGIBLE ASSETS, NET
Cost	2,237,380		2,104,594
Accumulated amortization	(1,263,481)		(894,168)
Net carrying value	₫ 973,899		₫ 1,210,426				$ 40,020,505
Weighted-average remaining useful life	56 months		53 months		43 months		56 months
Purchased software under development phase
INTANGIBLE ASSETS, NET
Cost	₫ 169,248		₫ 120,157
Net carrying value	169,248		120,157				$ 6,954,921
Others
INTANGIBLE ASSETS, NET
Cost	43,527		26,120
Accumulated amortization	(22,039)		(10,379)
Net carrying value	₫ 21,488		₫ 15,741				$ 883,008

[1]	As adjusted to reflect the historical financial statements of VinES JSC acquired in January 2024, deemed as reorganization under common control (Note 3).